Property, Plant and Equipment - Borrowing Costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Weighted average borrowing rate for capitalization of borrowing costs	5.80%	5.70%